Stock Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			0	0
Common stock market value per share	$ 0.20	$ 0.20	$ 0.20	$ 0.20
Restricted stock non-vested shares	12,000		12,000
Unrecognized stock-based compensation expense	$ 55,125		$ 55,125
Total intrinsic value of options exercised			$ 24,300	$ 18,825
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock restriction period			1 year	1 year
Restricted stock grants			7,500	7,500
Common stock market value per share	$ 22.05	$ 24.03	$ 22.05	$ 24.03
Restricted stock grant date fair value	$ 165,375	$ 180,225	$ 165,375	$ 180,225
Restricted stock cost	13,781	15,019	170,325	210,735
Restricted stock, deferred taxes	$ 3,439	$ 3,748	$ 42,496	43,395
Restricted Stock [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock restriction period						5 years
Restricted stock grants						7,500
Restricted stock cost				$ 36,810	$ 31,725
Restricted stock vesting percentage				20.00%	20.00%
Number of restricted Shares Vested				1,500	1,500
Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, expiration period			10 years
Directors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock restriction period			6 months
Stock options granted, expiration period			10 years
Intrinsic value of options granted			$ 43,470
Directors Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	210,000
2013 Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			0